INCOME TAXES - Summary of changes in valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (68,932)	¥ (4,102)
Additions	(4,880)	(68,755)
Reversals	623	2,924
Disposal of subsidiaries		1,001
Balance at end of the year	¥ (73,189)	¥ (68,932)